Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	Oglethorpe Power Corporation
Entity Incorporation, State or Country Code	GA
Entity File Number	333-192954
Entity Tax Identification Number	58-1211925
Entity Address, Address Line One	2100 East Exchange Place
Entity Address, City or Town	Tucker
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30084-5336
City Area Code	770
Local Phone Number	270-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000788816
Amendment Flag	false